Intangible Assets	12 Months Ended
Jan. 02, 2016
Intangible Assets [Abstract]
Intangible Assets

NOTE F – INTANGIBLE ASSETS

The Company performed its annual goodwill impairment test during the third quarter of 2015. The Company performed a qualitative assessment of each reporting unit and determined that is was not more-likely-than-not that the fair value of any reporting unit was less than its carrying amount. As a result, the two-step goodwill impairment test was not required and no impairments of goodwill were recognized in 2015.

The Company also performed its annual indefinite-lived intangible asset impairment test during the third quarter of 2015. The Company performed a qualitative assessment of the indefinite-lived intangible assets and determined that is was not more-likely-than-not that the fair value of any indefinite-lived intangible asset was less than the carrying amount. As a result, the quantitative impairment test was not required and no impairments of indefinite-lived intangible assets were recognized in 2015.

The changes in the carrying amount of goodwill are as follows:

	January 3,	January 2,
	2015	2016

Balance at beginning of year:
Gross goodwill	$ 18,243	$ 17,941
Accumulated impairment losses	-	-
Net goodwill as of beginning of year	18,243	17,941

Goodwill acquired during the year	-	-
Impairment loss	-	-
Currency translation adjustment	(302)	(509)

Balance as of end of year
Gross goodwill	17,941	17,432
Accumulated impairment losses	-	-
Net goodwill as of end of year	$ 17,941	$ 17,432

Historically, the indefinite-lived intangible assets included the BabyCare direct sales license and BabyCare product formulas.  The Company evaluates the remaining useful life of the indefinite-lived intangible assets each reporting period to determine whether events and circumstances continue to support an indefinite useful life.  During the third quarter of 2015, a process was initiated in China to approve additional USANA products, which will limit the life of certain of the acquired BabyCare product formulas.  As a result, the product formulas intangible asset was determined to no longer have an indefinite life.  Accordingly, the Company began amortization of the product formulas intangible asset on a straight-line basis over its estimated remaining useful life of 8 years.  Upon determining that the product formulas intangible asset no longer has an indefinite life, it was tested for impairment and no impairment was noted.

NOTE F – INTANGIBLE ASSETS – CONTINUED

	As of January 3, 2015
				Weighted-average
	Gross carrying	Accumulated	Net carrying	amortization
	amount	amortization	amount	period (years)

Amortized intangible assets
Trade name and trademarks	$ 4,274	$ (1,898)	$ 2,376	10

Indefinite-lived intangible assets
Product formulas	9,425		9,425
Direct sales license	29,151		29,151

	38,576		38,576

	$ 42,850		$ 40,952

	As of January 2, 2016
				Weighted-average
	Gross carrying	Accumulated	Net carrying	amortization
	amount	amortization	amount	period (years)

Amortized intangible assets
Trade name and trademarks	$ 4,086	$ (2,205)	$ 1,881	10
Product formulas	9,010	(489)	8,521	8

Indefinite-lived intangible assets
Direct sales license	27,867		27,867

	$ 40,963		$ 38,269

Estimated Amortization Expense:

2016	1,535
2017	1,535
2018	1,535
2019	1,535
2020	1,378
Thereafter	2,884

	$ 10,402

Aggregate amortization of intangible assets for the years ended 2013, 2014, and 2015 was $897,  $431, and $900, respectively.